Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the year/period	¥ 37,068,075	¥ 38,352,201
Provisions (reversal) of expected credit losses	(4,900)	(43,641)
Balance at the end of the year/period	¥ 37,063,175	¥ 38,308,560